Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions and other long-term liabilities [Abstract]
Disclosure of provisions [text block]
Note 28	Provisions and other long-term liabilities

Amounts in US$ ‘000	Asset retirement obligation	Deferred Income	Other	Total
At 1 January 2016	31,617	5,033	5,800	42,450
Addition to provision	1,195	1,375	2,686	5,256
Recovery of abandonments costs	(5,504)	-	-	(5,504)
Exchange difference	(1,614)	-	538	(1,076)
Foreign currency translation	1,614	-	-	1,614
Amortisation	-	(2,924)	-	(2,924)
Unwinding of discount	2,554	-	139	2,693
At 31 December 2016	29,862	3,484	9,163	42,509
Addition to provision	5,943	-	2,220	8,163
Exchange difference	134	-	1,154	1,288
Foreign currency translation	(134)	-	-	(134)
Amortisation	-	(657)	-	(657)
Unwinding of discount	2,607	-	172	2,779
Unused amounts reversed	-	-	(2,535)	(2,535)
Amounts used during the year	(337)	(1,375)	(3,417)	(5,129)
At 31 December 2017	38,075	1,452	6,757	46,284

The provision for asset retirement obligation relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

Deferred income relates to contributions received to improve the project economics of the gas wells in Chile. The amortisation is in line with the related asset. The addition in 2016 and the amounts used in 2017 correspond to the deferred income related to the take or pay provision associated to gas sales in Brazil.

As of 31 December 2016, Other included a provision for an amount of US$ 5,636,000 related to fiscal controversies associated to income taxes in one of the Colombian subsidiaries. These controversies related to fiscal periods prior to the acquisition of these subsidiaries by the Group. During 2017, GeoPark settled the controversies by paying a total amount of US$ 3,389,000 to the tax authority, under a valid tax amnesty. In connection to this, the Group recorded an account receivable with the previous owners for the amount paid under the tax amnesty, considering the contractual right of recovering amounts paid related to fiscal years prior to the acquisition. This account receivable is recognised under other financial assets in the balance sheet. In addition, actions taken by the Group to maximize ongoing work projects and to reduce expenses, including renegotiations and reduction of oil and gas service contracts and other initiatives included in the cost cutting program adopted may expose the Group to claims and contingencies from interested parties that may have a negative impact on its business, financial condition, results of operations and cash flows. So, the additions in 2016 reflects the future contingent payments in connection with claims of third parties.